Capital - Additional Information (Detail) $ in Millions	1 Months Ended		12 Months Ended
	Feb. 28, 2021 USD ($)	Feb. 29, 2020 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 USD ($) shares
Disclosure Of Share Capital [Line Items]
Other financial liabilities			$ 376		$ 434
Major Ordinary Share Transactions [Member]
Disclosure Of Share Capital [Line Items]
Repurchase of common share		$ 200
Series ii cumulative redeemable preference share capital [member]
Disclosure Of Share Capital [Line Items]
Number of shares authorized | shares			6,000,000		6,000,000
Redemption price of shares | $ / shares				$ 25.00
Dividend payable rate percentage			70.00%
Pre-defined share repurchase program with broker [member]
Disclosure Of Share Capital [Line Items]
Other financial liabilities			$ 200		$ 200
NCIB [member]
Disclosure Of Share Capital [Line Items]
Potential repurchase of common shares | shares			5,000,000
NCIB [member] | Major Ordinary Share Transactions [Member] | Forecast [member]
Disclosure Of Share Capital [Line Items]
Repurchase of common share	$ 200